Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of disaggregation of revenue by product

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2023	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,740,974,233	596,581,987	1,133,314,422	24,496,658	30,861,036	4,526,228,336
Xiaoying Housing Loan	—	—	—	—	1,601,289	1,601,289
Other loans	—	—	4,022,032	—	—	4,022,032
Other service(1)	—	—	—	—	283,032,373	283,032,373
Total	2,740,974,233	596,581,987	1,137,336,454	24,496,658	315,494,698	4,814,884,030

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2024	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	3,102,344,942	759,538,640	1,372,004,085	201,715,792	38,228,810	5,473,832,269
Other service(1)	—	—	—	—	397,949,477	397,949,477
Total	3,102,344,942	759,538,640	1,372,004,085	201,715,792	436,178,287	5,871,781,746

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2025	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	3,843,004,896	1,074,453,821	1,396,975,778	636,572,154	29,980,782	6,980,987,431
Other services(1)	—	—	—	—	658,437,000	658,437,000
Total	3,843,004,896	1,074,453,821	1,396,975,778	636,572,154	688,417,782	7,639,424,431

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2025	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	549,542,391	153,644,853	199,764,879	91,028,607	4,287,195	998,267,925
Other services(1)	—	—	—	—	94,155,239	94,155,239
Total	549,542,391	153,644,853	199,764,879	91,028,607	98,442,434	1,092,423,164
(1)	Primarily consists of referral service fees for introducing borrowers to other platforms, commissions for insurance brokerage activity and technology service fees for providing assistant technology development services.

Schedule of accounts receivable and contract assets

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assets from	assets from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assets from	assets from	assets from	receivable and
As of December 31, 2024	services	services	financing income	guarantee income	other revenue	contract assets	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	287,995,740	33,776,512	75,514,367	145,561,816	—	(17,866,589)	524,981,846
Other service	—	—	—	—	58,991,579	(125,514)	58,866,065
Contract assets:
Xiaoying Credit Loan	1,264,077,497	148,259,098	459,631	39,086,515	—	(6,180,181)	1,445,702,560
Total	1,552,073,237	182,035,610	75,973,998	184,648,331	58,991,579	(24,172,284)	2,029,550,471

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assets from	assets from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assets from	assets from	assets from	receivable and
As of December 31, 2025	services	services	financing income	guarantee income	other revenue	contract assets	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	1,020,377,108	144,057,260	82,869,705	320,487,016	—	(76,482,721)	1,491,308,368
Other service	—	—	—	—	103,525,367	(330,107)	103,195,260
Contract assets:
Xiaoying Credit Loan	1,244,771,082	176,147,633	—	246,117,442	—	(115,564,104)	1,551,472,053
Total	2,265,148,190	320,204,893	82,869,705	566,604,458	103,525,367	(192,376,932)	3,145,975,681

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assets from	assets from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assets from	assets from	assets from	receivable and
As of December 31, 2025	services	services	financing income	guarantee income	other revenue	contract assets	Total
	US$	US$	US$	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	145,911,985	20,599,914	11,850,210	45,829,034	—	(10,936,883)	213,254,260
Other service	—	—	—	—	14,803,931	(47,205)	14,756,726
Contract assets:
Xiaoying Credit Loan	177,999,897	25,188,777	—	35,194,326	—	(16,525,447)	221,857,553
Total	323,911,882	45,788,691	11,850,210	81,023,360	14,803,931	(27,509,535)	449,868,539

Schedule of aging of past due accounts receivables

As of December 31, 2024		Past due	Past due	Past due
Aging	Current	1 - 30 days	30 - 60 days	over 60 days	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivables
Xiaoying Credit Loan	534,221,386	6,046,352	2,580,697	—	542,848,435
Other service	38,166,429	20,825,150	—	—	58,991,579
Total	572,387,815	26,871,502	2,580,697	—	601,840,014

As of December 31, 2025		Past due	Past due	Past due
Aging	Current	1 - 30 days	30 - 60 days	over 60 days	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivables
Xiaoying Credit Loan	1,538,110,113	9,235,273	12,776,048	7,669,655	1,567,791,089
Other service	80,841,200	12,286,586	4,649,276	5,748,305	103,525,367
Total	1,618,951,313	21,521,859	17,425,324	13,417,960	1,671,316,456

As of December 31, 2025		Past due	Past due	Past due
Aging	Current	1 - 30 days	30 - 60 days	over 60 days	Total
	US$	US$	US$	US$	US$
Accounts receivables
Xiaoying Credit Loan	219,946,820	1,320,626	1,826,951	1,096,746	224,191,143
Other service	11,560,138	1,756,958	664,838	821,997	14,803,931
Total	231,506,958	3,077,584	2,491,789	1,918,743	238,995,074

Schedule of movement of provision for accounts receivable and contract assets

		Provision for (Reversal of)
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2023	(1)	contract assets	2023
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	15,353,343	13,063,863	(24,406,436)	4,010,770
Other loans	39,132	409,477	(435,854)	12,755
Other service	—	1,757,267	—	1,757,267
Contract assets
Xiaoying Credit Loan	6,480,105	(2,994,278)	—	3,485,827
Other loans	2,586	(2,586)	—	—
Total	21,875,166	12,233,743	(24,842,290)	9,266,619

		Provision for (Reversal of)
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2024	(1)	contract assets	2024
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	4,010,770	34,674,923	(20,819,104)	17,866,589
Other loans	12,755	(5,391)	(7,364)	—
Other service	1,757,267	(1,631,753)	—	125,514
Contract assets
Xiaoying Credit Loan	3,485,827	2,694,354	—	6,180,181
Total	9,266,619	35,732,133	(20,826,468)	24,172,284

		Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2025	(1)	contract assets	2025
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	17,866,589	133,130,736	(74,514,604)	76,482,721
Other service	125,514	204,593	—	330,107
Contract assets
Xiaoying Credit Loan	6,180,181	109,383,923	—	115,564,104
Total	24,172,284	242,719,252	(74,514,604)	192,376,932

		Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2025	(1)	contract assets	2025
	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	2,554,888	19,037,442	(10,655,447)	10,936,883
Other service	17,949	29,256	—	47,205
Contract assets
Xiaoying Credit Loan	883,754	15,641,693	—	16,525,447
Total	3,456,591	34,708,391	(10,655,447)	27,509,535
(1)The recoveries of charge-off of accounts receivables and contract assets amounted to RMB244,196, RMB876,116 and RMB1,674,306 (US$239,423) during the years ended December 31, 2023, 2024 and 2025, respectively.

Schedule of estimated useful lives of property and equipment

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Schedule of supplemental cash flow information related to operating leases

	As of December 31, 2025
	RMB	US$
Cash payments for operating leases	20,271,707	2,898,816
ROU assets obtained in exchange for operating lease liabilities	10,857,421	1,552,591

Schedule of remaining contractual maturities of the group's lease liabilities at the end of the current reporting period

Future lease payments under operating leases as of December 31, 2025 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2026	14,761,153	2,110,817
2027	14,770,915	2,112,213
2028	9,250,147	1,322,753
2029	4,888,996	699,117
2030	4,888,996	699,117
Thereafter	3,911,197	559,294
Total future lease payments	52,471,404	7,503,311
Less: Imputed interest	6,807,075	973,398
Total lease liability balance	45,664,329	6,529,913

Schedule of accounts receivables due from institutional funding partner and institutional cooperators

	Year ended	Year ended
	December 31,	December 31,
	2024	2025
Institutional cooperator A	25.2%	11.4%
Institutional cooperator B	10.2%	*

	As of December 31,	As of December 31,
	2024	2025
Institutional cooperator A	12.2%	*
Institutional cooperator B	14.1%	*
Institutional cooperator C	10.8%	10.2%
Institutional cooperator D	*	11.5%

	As of December 31,	As of December 31,
	2024	2025
Institutional cooperator B	15.1%	*
Institutional cooperator C	*	13.2%
Institutional cooperator D	*	13.2%
Institutional cooperator E	*	13.5%

* Less than 10%.

Xiaoying Housing Loan [Member]
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of aging of past due accounts receivables

As of December 31, 2025		Past due	Past due
Aging	Current	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Loan originated or facilitated in 2024
Xiaoying Credit Loans	434,077	73,213	151,900	659,190
Loan originated or facilitated in 2025
Xiaoying Credit Loans	777,458,715	7,717,239	5,639,975	790,815,929
Total	777,892,792	7,790,452	5,791,875	791,475,119

Xiaoying Credit Loans and Revolving Loans [Member]
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of aging of past due accounts receivables

As of December 31, 2024		Past due	Past due
Aging	Current	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Loan originated or facilitated in 2023
Xiaoying Credit Loans	306,140	443,897	646,547	1,396,584
Loan originated or facilitated in 2024
Xiaoying Credit Loans	4,927,629,181	47,724,414	27,387,445	5,002,741,040
Total	4,927,935,321	48,168,311	28,033,992	5,004,137,624

As of December 31, 2025		Past due	Past due
Aging	Current	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Loan originated or facilitated in 2024
Xiaoying Credit Loans	3,035,546	511,986	1,062,251	4,609,783
Loan originated or facilitated in 2025
Xiaoying Credit Loans	5,436,846,542	53,967,421	39,440,907	5,530,254,870
Total	5,439,882,088	54,479,407	40,503,158	5,534,864,653

As of December 31, 2025		Past due	Past due
Aging	Current	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Loan originated or facilitated in 2024
Xiaoying Credit Loans	434,077	73,213	151,900	659,190
Loan originated or facilitated in 2025
Xiaoying Credit Loans	777,458,715	7,717,239	5,639,975	790,815,929
Total	777,892,792	7,790,452	5,791,875	791,475,119

Schedule of loans receivable from Xiaoying Credit Loans and Revolving Loans

	Loans receivables
	from Xiaoying
	Credit Loans and	Allowance for
As of December 31, 2024	other loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	5,004,137,624	(175,820,629)	4,828,316,995
Total	5,004,137,624	(175,820,629)	4,828,316,995

	Loans receivables
	from Xiaoying
	Credit Loans and	Allowance for
As of December 31, 2025	other loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	5,534,864,653	(236,233,265)	5,298,631,388
Total	5,534,864,653	(236,233,265)	5,298,631,388

	Loans receivables
	from Xiaoying
	Credit Loans and	Allowance for
As of December 31, 2025	other loans	credit losses	Total
	US$	US$	US$
Xiaoying Credit Loan	791,475,119	(33,780,908)	757,694,211
Total	791,475,119	(33,780,908)	757,694,211

Schedule of movement in provision for loans receivable

		Provision for
		(Reversal of)
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2022	recovery) (1)	Charge-off	2023
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	103,630,827	234,237,584	(149,149,536)	188,718,875
Xiaoying Revolving Loans	—	(2,737,290)	2,737,290	—
Other loans	2,848,327	1,849,982	(4,697,735)	574
Total	106,479,154	233,350,276	(151,109,981)	188,719,449

		Provision for
		(Reversal of)
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2023	recovery) (1)	Charge-off	2024
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	188,718,875	226,865,598	(239,763,844)	175,820,629
Xiaoying Revolving Loans	—	(900,606)	900,606	—
Other loans	574	(149,665)	149,091	—
Total	188,719,449	225,815,327	(238,714,147)	175,820,629

		Provision for
		(Reversal of)
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2024	recovery) (1)	Charge-off	2025
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	175,820,629	340,274,053	(279,861,417)	236,233,265
Other loans	—	(56,895)	56,895	—
Total	175,820,629	340,217,158	(279,804,522)	236,233,265

		Provision for
		(Reversal of)
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2024	recovery) (1)	Charge-off	2025
	US$	US$	US$	US$
Xiaoying Credit Loans	25,142,016	48,658,542	(40,019,650)	33,780,908
Other loans	—	(8,135)	8,135	—
Total	25,142,016	48,650,407	(40,011,515)	33,780,908
(1)The recoveries of charge-off of loans receivables from Xiaoying Credit Loans and other loans amounted to RMB13,488,360, RMB9,251,001 and RMB27,672,522 (US$3,957,118) during the years ended December 31, 2023, 2024 and 2025, respectively.

Consolidated Trusts [Member]
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Restricted cash	527,457,300	823,346,358	117,736,963
Accounts receivable and contract assets, net	37,373,243	52,994,846	7,578,162
Loans receivable from Xiaoying Credit Loans and other loans, net	2,916,966,912	3,540,930,299	506,346,298
Total assets	3,481,797,455	4,417,271,503	631,661,423
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,184,085,667	3,054,981,462	436,856,539
Other taxes payable	3,265,159	8,183,816	1,170,270
Accrued expenses and other current liabilities	18,335,260	36,870,429	5,272,401
Total liabilities	2,205,686,086	3,100,035,707	443,299,210

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenue	726,005,363	744,531,819	710,088,399	101,541,291
Net income	458,613,718	494,604,464	528,039,683	75,508,670

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash provided by operating activities	172,210,364	550,953,578	541,420,132	77,422,048
Net cash (used in) provided by investing activities	(673,734,777)	664,702,231	(623,481,667)	(89,156,693)
Net cash provided by (used in) financing activities	814,841,744	(1,399,955,090)	865,347,569	123,743,057

Consolidated variable interest entities, trusts and partnerships
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	180,683,740	107,519,437	15,375,075
Restricted cash	532,603,866	823,463,489	117,753,713
Accounts receivable and contract assets, net	74,750,686	108,186,142	15,470,413
Loans receivable from Xiaoying Credit Loans and other loans, net	4,775,126,977	5,263,508,938	752,671,768
Prepaid expenses and other current assets	19,491,239	20,150,470	2,881,479
Deferred tax assets, net	174,395,511	184,952,280	26,447,824
Financial investments	33,428,162	33,908,236	4,848,813
Long-term investments	498,038,310	515,523,849	73,718,930
Property and equipment, net	1,138,186	4,621,210	660,824
Intangible assets, net	27,706,487	27,499,276	3,932,344
Other non-current assets	21,976	3,573,473	511,000
Total assets	6,317,385,140	7,092,906,800	1,014,272,183
Liabilities:
Payable to investors and institutional funding partners at amortized cost	2,184,085,667	3,054,981,462	436,856,539
Short-term borrowings	10,000,000	130,000,000	18,589,753
Accrued payroll and welfare	18,482,497	11,482,779	1,642,016
Other taxes payable	119,683,947	58,251,812	8,329,898
Income taxes payable	174,425,660	169,015,224	24,168,856
Accrued expenses and other current liabilities	94,825,511	163,383,863	23,363,582
Deferred tax liabilities	642,602	1,051,597	150,376
Other non-current liabilities	—	2,252,921	322,163
Total liabilities	2,602,145,884	3,590,419,658	513,423,183

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenue	1,500,275,059	1,809,619,313	1,931,618,562	276,217,781
Net income	438,091,276	623,964,980	687,071,274	98,249,886

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash provided by operating activities	628,719,431	1,517,583,263	507,365,227	72,552,262
Net cash used in investing activities	(1,251,376,124)	(106,448,449)	(828,175,085)	(118,427,462)
Net cash provided by (used in) financing activities	1,114,841,744	(1,709,955,090)	875,347,569	125,173,038